UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital Limited

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
          PO Box 896
          Harbour Centre, 2nd Floor
          North Church Street
          George Town
          Grand Cayman
          Cayman Islands, BWI


13F File Number: [not yet assigned]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Fleming
Title:  Director
Phone:  212-872-3902


Signature, Place and Date of Signing:

/s/ John Fleming                 New York, New York           February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

28-10363                         Stadia Capital, LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    $0



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


[Repeat as necessary.]

                                                            FORM 13F INFORMATION TABLE
                                                                December 31, 2003
           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION  MGRS    SOLE   SHARED  NONE
None                                None        None        None       None   None   None        None    None           None



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